JPMorgan Research Market Neutral Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 98.3%
Common Stocks — 78.4%
Aerospace & Defense — 3.2%
Boeing Co. (The) *	3	609
Howmet Aerospace, Inc. (a)	30	5,364
RTX Corp.	27	4,331
TransDigm Group, Inc. (a)	1	1,938
		12,242
Banks — 2.8%
Bank of America Corp.	33	1,561
Fifth Third Bancorp (a)	61	2,522
Regions Financial Corp.	57	1,453
US Bancorp	13	576
Wells Fargo & Co. (a)	55	4,422
		10,534
Beverages — 0.7%
Coca-Cola Co. (The)	11	711
Keurig Dr Pepper, Inc.	37	1,220
PepsiCo, Inc.	6	841
		2,772
Biotechnology — 1.8%
AbbVie, Inc. (a)	16	3,051
Neurocrine Biosciences, Inc. *	7	966
Regeneron Pharmaceuticals, Inc.	3	1,637
Vertex Pharmaceuticals, Inc. * (a)	3	1,227
		6,881
Broadline Retail — 1.2%
Amazon.com, Inc. * (a)	19	4,432
Building Products — 1.5%
Carrier Global Corp.	16	1,078
Trane Technologies plc	11	4,784
		5,862
Capital Markets — 4.2%
Ameriprise Financial, Inc. (a)	11	5,688
Blackstone, Inc.	8	1,383
Charles Schwab Corp. (The) (a)	31	3,075
CME Group, Inc.	5	1,259
MSCI, Inc.	5	2,576
Raymond James Financial, Inc.	10	1,743
		15,724
Chemicals — 0.3%
Ecolab, Inc.	4	1,021
Communications Equipment — 0.2%
Arista Networks, Inc. *	6	771

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	3	1,726
Consumer Finance — 0.5%
American Express Co.	3	1,083
Capital One Financial Corp.	4	781
		1,864
Consumer Staples Distribution & Retail — 0.5%
Maplebear, Inc. *	38	1,807
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	46	1,262
Electric Utilities — 3.3%
Entergy Corp. (a)	43	3,862
NextEra Energy, Inc.	46	3,261
Southern Co. (The) (a)	56	5,326
		12,449
Electrical Equipment — 0.7%
AMETEK, Inc.	6	1,069
Eaton Corp. plc	2	932
Emerson Electric Co.	5	773
		2,774
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	5	785
Energy Equipment & Services — 0.5%
Baker Hughes Co.	41	1,866
Entertainment — 2.0%
Live Nation Entertainment, Inc. *	9	1,285
Walt Disney Co. (The) (a)	24	2,901
Warner Bros Discovery, Inc. *	121	1,597
Warner Music Group Corp., Class A (a)	68	1,981
		7,764
Financial Services — 7.8%
Affirm Holdings, Inc. * (a)	33	2,296
Apollo Global Management, Inc.	8	1,160
Corpay, Inc. * (a)	20	6,574
Fidelity National Information Services, Inc. (a)	104	8,280
Jack Henry & Associates, Inc.	5	875
Mastercard, Inc., Class A (a)	14	7,646
Toast, Inc., Class A *	37	1,786
WEX, Inc. *	5	868
		29,485

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Food Products — 0.3%
Hershey Co. (The)	2	412
Mondelez International, Inc., Class A	14	885
		1,297
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd. (Canada)	33	2,412
Saia, Inc. *	1	521
XPO, Inc. *	6	698
		3,631
Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp. *	12	1,250
Edwards Lifesciences Corp. *	19	1,489
Medtronic plc	10	880
Stryker Corp.	5	2,126
		5,745
Health Care Providers & Services — 1.4%
Cigna Group (The)	4	1,036
Humana, Inc.	9	2,242
McKesson Corp.	1	878
UnitedHealth Group, Inc. (a)	5	1,320
		5,476
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	11	876
Ventas, Inc.	31	2,080
		2,956
Hotels, Restaurants & Leisure — 3.5%
Carnival Corp. *	113	3,360
Chipotle Mexican Grill, Inc., Class A * (a)	51	2,198
Expedia Group, Inc.	1	185
Hilton Worldwide Holdings, Inc.	7	1,740
McDonald's Corp. (a)	9	2,817
Yum! Brands, Inc. (a)	19	2,781
		13,081
Industrial Conglomerates — 0.9%
3M Co. (a)	23	3,383
Insurance — 4.1%
Aon plc, Class A	15	5,527
Arch Capital Group Ltd.	11	923
Arthur J Gallagher & Co. (a)	18	5,041
Progressive Corp. (The) (a)	17	4,053
		15,544

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Interactive Media & Services — 1.7%
Meta Platforms, Inc., Class A (a)	5	4,018
Pinterest, Inc., Class A *	61	2,361
		6,379
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A (a)	47	3,344
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	12	1,410
Danaher Corp.	13	2,550
IQVIA Holdings, Inc. *	5	889
		4,849
Machinery — 0.8%
AGCO Corp.	2	264
Deere & Co.	1	697
IDEX Corp.	6	994
Otis Worldwide Corp.	13	1,062
		3,017
Media — 1.0%
Charter Communications, Inc., Class A *	4	924
Comcast Corp., Class A	13	433
Omnicom Group, Inc.	33	2,404
		3,761
Metals & Mining — 0.1%
Freeport-McMoRan, Inc.	12	471
Multi-Utilities — 2.8%
Ameren Corp. (a)	40	4,036
CMS Energy Corp.	31	2,270
Dominion Energy, Inc.	37	2,171
NiSource, Inc.	20	849
Sempra	15	1,283
		10,609
Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy, Inc.	7	1,557
Chevron Corp.	4	568
Diamondback Energy, Inc.	8	1,194
EOG Resources, Inc.	12	1,422
EQT Corp.	14	729
Exxon Mobil Corp. (a)	8	924
Marathon Petroleum Corp.	1	198
TC Energy Corp. (Canada)	54	2,608
		9,200

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	4	196
United Airlines Holdings, Inc. *	4	365
		561
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co. (a)	35	1,521
Johnson & Johnson	12	1,952
		3,473
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	6	675
Residential REITs — 0.3%
American Homes 4 Rent, Class A	32	1,108
Semiconductors & Semiconductor Equipment — 7.2%
Analog Devices, Inc. (a)	9	2,091
Applied Materials, Inc.	9	1,669
ASML Holding NV (Registered), NYRS (Netherlands)	11	7,387
Lam Research Corp.	29	2,693
Microchip Technology, Inc.	13	851
Micron Technology, Inc. (a)	21	2,271
NVIDIA Corp. (a)	19	3,432
NXP Semiconductors NV (Netherlands) (a)	10	2,170
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	14	3,456
Texas Instruments, Inc. (a)	6	1,083
		27,103
Software — 5.0%
Autodesk, Inc. *	5	1,567
Cadence Design Systems, Inc. *	3	1,225
Figma, Inc., Class A *	5	531
Microsoft Corp. (a)	11	5,762
Oracle Corp.	8	2,049
PTC, Inc. *	4	861
Roper Technologies, Inc.	1	590
Salesforce, Inc. (a)	9	2,377
ServiceNow, Inc. * (a)	3	2,499
Synopsys, Inc. *	2	1,361
		18,822
Specialized REITs — 1.5%
American Tower Corp.	9	1,859
Equinix, Inc.	3	2,444
Extra Space Storage, Inc.	12	1,553
		5,856
Specialty Retail — 4.1%
AutoZone, Inc. *	1	1,929
Best Buy Co., Inc.	9	608

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Specialty Retail — continued
Burlington Stores, Inc. * (a)	17	4,569
Lowe's Cos., Inc. (a)	17	3,691
O'Reilly Automotive, Inc. *	23	2,311
Ross Stores, Inc. (a)	18	2,502
		15,610
Technology Hardware, Storage & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	66	1,364
Sandisk Corp. *	13	577
Seagate Technology Holdings plc	17	2,591
Western Digital Corp.	27	2,125
		6,657
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	25	1,842
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	—	357
Total Common Stocks (Cost $239,192)		296,828
Short-Term Investments — 19.9%
Investment Companies — 19.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (b) (c)(Cost $75,602)	75,587	75,602
Total Long Positions (Cost $314,794)		372,430
Short Positions — (75.5)%
Common Stocks — (75.5)%
Aerospace & Defense — (1.1)%
General Dynamics Corp.	(1)	(172)
Huntington Ingalls Industries, Inc.	(6)	(1,783)
L3Harris Technologies, Inc.	(6)	(1,648)
Northrop Grumman Corp.	(1)	(527)
		(4,130)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(8)	(919)
Automobiles — (0.8)%
Ford Motor Co.	(154)	(1,706)
General Motors Co.	(17)	(917)
Harley-Davidson, Inc.	(10)	(227)
		(2,850)
Banks — (1.9)%
KeyCorp	(143)	(2,562)
M&T Bank Corp.	(9)	(1,768)
PNC Financial Services Group, Inc. (The)	(16)	(2,965)
		(7,295)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Beverages — (0.7)%
Brown-Forman Corp., Class B	(8)	(242)
Brown-Forman Corp., Class A	(7)	(199)
Constellation Brands, Inc., Class A	(5)	(803)
Molson Coors Beverage Co., Class B	(26)	(1,269)
(2,513)
Biotechnology — (1.5)%
Amgen, Inc.	(9)	(2,567)
Gilead Sciences, Inc.	(25)	(2,823)
Moderna, Inc. *	(14)	(417)
(5,807)
Broadline Retail — (1.3)%
eBay, Inc.	(54)	(4,974)
Building Products — (0.7)%
Johnson Controls International plc	(5)	(551)
Lennox International, Inc.	(3)	(1,956)
(2,507)
Capital Markets — (5.1)%
Bank of New York Mellon Corp. (The)	(19)	(1,938)
Blackrock, Inc.	(3)	(3,551)
Carlyle Group, Inc. (The)	(15)	(919)
Cboe Global Markets, Inc.	(3)	(710)
FactSet Research Systems, Inc.	(3)	(997)
Franklin Resources, Inc.	(149)	(3,582)
KKR & Co., Inc.	(7)	(1,088)
LPL Financial Holdings, Inc.	(5)	(1,814)
Moody's Corp.	(6)	(3,038)
Tradeweb Markets, Inc., Class A	(12)	(1,657)
(19,294)
Chemicals — (0.4)%
Eastman Chemical Co.	(20)	(1,487)
Commercial Services & Supplies — (1.6)%
Cintas Corp.	(9)	(1,983)
Republic Services, Inc.	(4)	(803)
Veralto Corp.	(16)	(1,711)
Waste Management, Inc.	(6)	(1,461)
(5,958)
Communications Equipment — (0.3)%
Cisco Systems, Inc.	(17)	(1,147)
Consumer Finance — (0.6)%
Synchrony Financial	(35)	(2,440)
Consumer Staples Distribution & Retail — (4.3)%
Dollar General Corp.	(23)	(2,380)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Consumer Staples Distribution & Retail — continued
Kroger Co. (The)	(25)	(1,735)
Sysco Corp.	(101)	(8,083)
Target Corp.	(42)	(4,229)
(16,427)
Containers & Packaging — (0.5)%
Ball Corp.	(3)	(200)
International Paper Co.	(40)	(1,850)
(2,050)
Distributors — (0.4)%
Pool Corp.	(4)	(1,364)
Electric Utilities — (4.0)%
American Electric Power Co., Inc.	(30)	(3,443)
Eversource Energy	(59)	(3,873)
Exelon Corp.	(34)	(1,531)
FirstEnergy Corp.	(67)	(2,843)
Pinnacle West Capital Corp.	(9)	(850)
PPL Corp.	(75)	(2,695)
(15,235)
Electrical Equipment — (0.6)%
Acuity, Inc.	(2)	(558)
Rockwell Automation, Inc.	(5)	(1,680)
(2,238)
Electronic Equipment, Instruments & Components — (0.2)%
Corning, Inc.	(15)	(926)
Energy Equipment & Services — (0.4)%
Halliburton Co.	(63)	(1,420)
Entertainment — (1.2)%
Electronic Arts, Inc.	(7)	(1,148)
Netflix, Inc. *	(2)	(2,132)
TKO Group Holdings, Inc.	(7)	(1,202)
(4,482)
Financial Services — (1.6)%
Berkshire Hathaway, Inc., Class B *	(2)	(776)
Block, Inc. *	(17)	(1,283)
PayPal Holdings, Inc. *	(39)	(2,690)
Voya Financial, Inc.	(20)	(1,415)
(6,164)
Food Products — (0.5)%
Conagra Brands, Inc.	(6)	(107)
General Mills, Inc.	(22)	(1,103)
Kraft Heinz Co. (The)	(28)	(765)
(1,975)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Gas Utilities — (0.4)%
National Fuel Gas Co.	(18)	(1,530)
Ground Transportation — (0.8)%
Heartland Express, Inc.	(30)	(237)
Old Dominion Freight Line, Inc.	(5)	(657)
Uber Technologies, Inc. *	(25)	(2,201)
(3,095)
Health Care Equipment & Supplies — (0.9)%
Abbott Laboratories	(4)	(467)
Dentsply Sirona, Inc.	(65)	(928)
Dexcom, Inc. *	(8)	(609)
Intuitive Surgical, Inc. *	(1)	(718)
Zimmer Biomet Holdings, Inc.	(7)	(674)
(3,396)
Health Care Providers & Services — (1.6)%
Centene Corp. *	(37)	(966)
Elevance Health, Inc.	(6)	(1,882)
Henry Schein, Inc. *	(22)	(1,475)
Labcorp Holdings, Inc.	(2)	(448)
Molina Healthcare, Inc. *	(7)	(1,083)
(5,854)
Hotels, Restaurants & Leisure — (1.7)%
Airbnb, Inc., Class A *	(4)	(551)
Choice Hotels International, Inc.	(12)	(1,481)
Royal Caribbean Cruises Ltd.	(4)	(1,409)
Starbucks Corp.	(34)	(3,023)
(6,464)
Household Durables — (0.2)%
DR Horton, Inc.	(1)	(187)
NVR, Inc. *	—	(310)
PulteGroup, Inc.	(2)	(197)
(694)
Household Products — (0.4)%
Colgate-Palmolive Co.	(4)	(331)
Kimberly-Clark Corp.	(4)	(536)
Procter & Gamble Co. (The)	(4)	(563)
(1,430)
Insurance — (5.4)%
Aflac, Inc.	(27)	(2,724)
Allstate Corp. (The)	(28)	(5,704)
American International Group, Inc.	(48)	(3,717)
Globe Life, Inc.	(9)	(1,249)
Hartford Insurance Group, Inc. (The)	(14)	(1,723)
Kinsale Capital Group, Inc.	(6)	(2,738)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
Willis Towers Watson plc	(4)	(1,169)
WR Berkley Corp.	(23)	(1,565)
(20,589)
Interactive Media & Services — (1.2)%
Alphabet, Inc., Class C	(15)	(2,991)
Snap, Inc., Class A *	(180)	(1,694)
(4,685)
IT Services — (1.8)%
Accenture plc (Ireland), Class A	(7)	(1,941)
Infosys Ltd. (India)	(76)	(1,267)
International Business Machines Corp.	(7)	(1,872)
MongoDB, Inc., Class A *	(6)	(1,349)
Shopify, Inc. (Canada), Class A *	(2)	(207)
(6,636)
Life Sciences Tools & Services — (1.6)%
Bruker Corp.	(35)	(1,345)
ICON plc *	(2)	(316)
Illumina, Inc. *	(11)	(1,146)
Revvity, Inc.	(21)	(1,811)
Thermo Fisher Scientific, Inc.	—	(209)
Waters Corp. *	(5)	(1,356)
(6,183)
Machinery — (3.2)%
Caterpillar, Inc.	(2)	(1,013)
Donaldson Co., Inc.	(39)	(2,775)
Illinois Tool Works, Inc.	(16)	(3,992)
Snap-on, Inc.	(6)	(2,053)
Stanley Black & Decker, Inc.	(31)	(2,086)
(11,919)
Media — (0.9)%
Fox Corp., Class A	(54)	(2,988)
Paramount Global, Class B	(32)	(406)
(3,394)
Multi-Utilities — (1.2)%
Consolidated Edison, Inc.	(29)	(2,998)
WEC Energy Group, Inc.	(14)	(1,507)
(4,505)
Oil, Gas & Consumable Fuels — (2.5)%
APA Corp.	(77)	(1,477)
Devon Energy Corp.	(36)	(1,203)
Enbridge, Inc. (Canada)	(31)	(1,427)
Kinder Morgan, Inc.	(52)	(1,449)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp.	(61)	(2,676)
ONEOK, Inc.	(13)	(1,083)
(9,315)
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(16)	(509)
Pharmaceuticals — (1.6)%
Eli Lilly & Co.	(3)	(1,905)
Merck & Co., Inc.	(12)	(956)
Pfizer, Inc.	(57)	(1,339)
Zoetis, Inc.	(13)	(1,910)
(6,110)
Professional Services — (2.8)%
Automatic Data Processing, Inc.	(5)	(1,433)
Dayforce, Inc. *	(30)	(1,759)
Paychex, Inc.	(14)	(1,965)
Paycom Software, Inc.	(9)	(2,160)
Robert Half, Inc.	(25)	(923)
TransUnion	(9)	(844)
Verisk Analytics, Inc., Class A	(5)	(1,336)
(10,420)
Residential REITs — (0.1)%
Mid-America Apartment Communities, Inc.	(3)	(368)
Retail REITs — (1.7)%
NNN REIT, Inc.	(49)	(2,011)
Realty Income Corp.	(46)	(2,597)
Simon Property Group, Inc.	(11)	(1,756)
(6,364)
Semiconductors & Semiconductor Equipment — (8.1)%
Advanced Micro Devices, Inc. *	(4)	(789)
ARM Holdings plc *	(38)	(5,333)
Broadcom, Inc.	(7)	(2,226)
Intel Corp.	(91)	(1,808)
KLA Corp.	(9)	(7,563)
Monolithic Power Systems, Inc.	(5)	(3,715)
ON Semiconductor Corp. *	(11)	(615)
Qorvo, Inc. *	(24)	(1,980)
QUALCOMM, Inc.	(13)	(1,928)
Skyworks Solutions, Inc.	(35)	(2,405)
Teradyne, Inc.	(23)	(2,433)
(30,795)
Software — (2.7)%
Adobe, Inc. *	(11)	(3,919)
Bill Holdings, Inc. *	(32)	(1,364)

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Software — continued
Fair Isaac Corp. *	(1)	(1,198)
Palo Alto Networks, Inc. *	(3)	(647)
Workday, Inc., Class A *	(14)	(3,174)
(10,302)
Specialized REITs — (0.8)%
Iron Mountain, Inc.	(13)	(1,327)
Public Storage	(6)	(1,571)
(2,898)
Specialty Retail — (1.8)%
Home Depot, Inc. (The)	(11)	(3,814)
TJX Cos., Inc. (The)	(13)	(1,662)
Williams-Sonoma, Inc.	(8)	(1,467)
(6,943)
Technology Hardware, Storage & Peripherals — (1.0)%
Dell Technologies, Inc., Class C	(9)	(1,212)
HP, Inc.	(28)	(687)
NetApp, Inc.	(19)	(1,962)
(3,861)
Trading Companies & Distributors — (0.8)%
Fastenal Co.	(65)	(2,992)
Wireless Telecommunication Services — (0.3)%
T-Mobile US, Inc.	(5)	(1,155)
Total Common Stocks (Proceeds $(286,544))		(286,008)
Total Short Positions (Proceeds $(286,544))		(286,008)
Total Investments — 22.8% (Cost $28,250)		86,422
Other Assets Less Liabilities — 77.2%		292,348
Net Assets — 100.0%		378,770

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $51,635.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(33)	09/19/2025	USD	(10,513)	(55)

Abbreviations
USD	United States Dollar

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$372,430	$—	$—	$372,430
Total Liabilities for Securities Sold Short (a)	$(286,008)	$—	$—	$(286,008)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(55)	$—	$—	$(55)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Research Market Neutral Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	$86,511	$408,605	$419,493	$(14)	$(7)	$75,602	75,587	$2,708	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.
Futures contracts are generally valued on the basis of available market quotations.